EMPLOYEE BENEFITS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of shares held	3,486,252	3,486,252
Plan assets value	R$ 6,400,000	R$ 5,900,000
Actuarial assumption of expected rates of salary increases	1.00%	1.00%
Description of investment policy	The investment plan is reviewed annually and approved by the Deliberative Council, considering a 5-year horizon, as established in CGPC resolution No. 7 of December 4, 2003. The investment limits and criteria established in the policy are based on Resolution 4,661/18, published by the National Monetary Council (“CMN”).
Pension plan expense	R$ 1,587	R$ 1,616
Defined Benefit Plan [Member]
IfrsStatementLineItems [Line Items]
Description of pension fund market	In compliance with current legislation, specific to the pension fund market, for the last 4 years ended (2020, 2021, 2022 and 2023), there was no need to pay installments by CSN, since the benefit plans presented actuarial gains in the year.
Average Salary Supplementation Plan [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of expected rates of salary increases	35.00%
Participants salary term	12 months
Plan Covering Thirty Five Percent Of The Average Salary [Member]
IfrsStatementLineItems [Line Items]
Participants salary term	12 months
Mixed Supplementary Benefit Plan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	R$ 22,032
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan by plan participants	R$ 1,332